Equity - Issuance and Conversion of Warrants (Details) - Cash convertible notes - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
	Nov. 13, 2018	Dec. 31, 2017	Jan. 31, 2024	Sep. 13, 2017
2023 Notes
Class of Stock [Line Items]
Number of share warrants (in shares)				9.7
Exercise price per share (in USD per share)				$ 49.9775
Proceeds from issuance of warrants, net of issuance costs		$ 45.3
2024 Notes
Class of Stock [Line Items]
Number of share warrants (in shares)	10.9
Exercise price per share (in USD per share)	$ 50.2947
Proceeds from issuance of warrants, net of issuance costs	$ 72.4
2024 Notes | Subsequent Event
Class of Stock [Line Items]
Exercise price per share (in USD per share)			$ 50.3346